DEBT OBLIGATIONS	6 Months Ended
Jun. 30, 2017
Debt Obligations [Abstract]
Senior Notes and Loans
NOTE 11—Debt obligations:

a.	Short-term debt:
		Weighted average interest rate as of June 30, 2017		June 30, 2017	December 31, 2016
			Maturity

				(U.S. $ in millions)
	Term loan JPY 28.3 billion	JPY LIBOR+0.25%	2018	$252		$-
	Bank facilities	2.24%	2017	115		15
	Term Loan JPY 6.7 billion	JPY LIBOR+0.4%	2018	60		-
	Revolving credit facility	LIBOR+1.125%	2017	40		1,240
	Convertible debentures	0.25%	2026*	514		514
	Term loan JPY 8.0 billion	JPY LIBOR+0.223%	2017	-		68
	Term loan GBP 510 million	GBP LIBOR+0.7%	2017	-		629
	Current maturities of long-term liabilities			265		810
					$
	Total short term debt			$1,246		$3,276

	*Net-share settlement feature exercisable at any time.

b. Senior notes and loans:
Long-term debt includes the following:
	Weighted average interest rate as of June 30, 2017	Maturity	June 30, 2017	December 31, 2016

			(U.S. $ in millions)
Senior notes EUR 1,750 million	0.38%	2020	$1,997	$1,834
Senior notes EUR 1,500 million	1.13%	2024	1,704	1,566
Senior notes EUR 1,300 million	1.25%	2023	1,477	1,357
Senior notes EUR 1,000 million	2.88%	2019	1,143	1,050
Senior notes EUR 750 million	1.63%	2028	849	780
Senior notes EUR 700 million	1.88%	2027	798	733
Senior notes USD 3,500 million	3.15%	2026	3,491	3,491
Senior notes USD 3,000 million	2.20%	2021	2,996	2,995
Senior notes USD 3,000 million	2.80%	2023	2,991	2,991
Senior notes USD 2,000 million	1.70%	2019	2,000	2,000
Senior notes USD 2,000 million	4.10%	2046	1,984	1,984
Senior notes USD 1,500 million	1.40%	2018	1,499	1,498
Senior notes USD 844 million	2.95%	2022	866	868
Senior notes USD 789 million	6.15%	2036	781	781
Senior notes USD 700 million	2.25%	2020	700	700
Senior notes USD 613 million	3.65%	2021	625	626
Senior notes USD 588 million	3.65%	2021	587	587
Senior notes CHF 450 million	1.50%	2018	471	442
Senior notes CHF 350 million	0.50%	2022	367	344
Senior notes CHF 350 million	1.00%	2025	367	345
Senior notes CHF 300 million	0.13%	2018	314	295
Fair value hedge accounting adjustments			3	(2)

Total senior notes			28,010	27,265

Term loan USD 2.5 billion	LIBOR +1.125%	2018	2,500	2,500
Term loan USD 2.5 billion	LIBOR +1.25%	2017-2020	2,500	2,500
Term loan JPY 65 billion	0.99%	2017	-	560
Term loan JPY 58.5 billion	JPY LIBOR+0.55%	2022	521	-
Term loan JPY 35 billion	1.42%	2019	312	299
Term loan JPY 35 billion	JPY LIBOR +0.3%	2018	312	299
Total loans			6,145	6,158

Debentures USD 15 million	7.20%	2018	15	15
Other	2.13%	2026	6	9
Total debentures and others			21	24

Less current maturities			(265)	(810)

Derivative instruments			-	2

Less debt issuance costs			(105)	(115)

Total long-term debt			$33,806	$32,524